Supplement to the
Fidelity Advisor
Inflation-Protected Bond Fund
Institutional Class
June 29, 2004
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 11.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

AIFBI-04-02 October 30, 2004
1.790683.102

Supplement to the
Fidelity Advisor Investment Grade Bond Fund
Institutional Class
June 29, 2004
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

AIGBI-04-02 October 30, 2004
1.790651.102